Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 10 – Stock-Based Compensation

During the three and six months ended June 30, 2018 and 2017, stock-based services expense related to the stock options, restricted stock awards and stock-based award liabilities was included in general and administrative and research and development costs as follows in the accompanying condensed statements of operations:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017

General and administrative	$115,000	$4,628	$367,000	$4,628
Research and development	4,510	7,221	6,947	7,221
Total stock-based services expense	$119,510	$11,849	$373,947	$11,849

The weighted-average assumptions used in the Black-Scholes option-pricing model are as follows for the stock options granted during the periods presented:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017

Expected stock price volatility	—	47.8%	—	47.8%
Expected life of options (years)	—	5.0	—	5.0
Expected dividend yield	—	0.0%	—	0.0%
Risk free interest rate	—	1.9%	—	1.9%

NeuroOne formally adopted an equity incentive plan (“the 2016 Plan”) on October 27, 2016 which was subsequently adopted by the Company upon completion of the Acquisition. In addition, the Company adopted a 2017 Equity Incentive Plan (the “2017 Plan”) on April 17, 2017. The 2016 and 2017 Plans provide for the issuance of restricted shares, stock options and other awards to employees, directors, and consultants of the Company. The Company reserved 2,292,265 shares of common stock (as adjusted for the exchange ratio in connection with the Acquisition) for issuance under the 2016 and 2017 Plans on a combined basis. The Company began granting stock options and restricted stock awards in the second quarter of 2017, under the 2016 Plan. During the three and six month period ended June 30, 2018, no options or restricted stock awards were issued under the 2016 and 2017 Plans. During the three and six month period ended June 30, 2017, 365,716 stock options and 215,453 restricted stock awards were granted with various vesting periods, and had a grant date fair value of $0.014 and $0.034 per share, respectively. The stock option agreements that were executed as of June 30, 2017 expire in ten years of the grant date.

 During the three and six months ended June 30, 2018, no stock options or restricted stock awards under the 2016 and 2017 Plan vested. During the three and six months ended June 30, 2017, 323,191 stock option and 215,453 restricted stock awards vested with a grant date fair value of $0.014 and $0.034 per share, respectively. As of June 30, 2018, 1,711,096 shares were available for future issuance on a combined basis under the 2016 and 2017 Plans.

There was no unrecognized stock-based compensation cost for stock options and restricted common stock as of June 30, 2018.

Stock-Based Award Liabilities

A total of up to 250,000 shares of common stock was committed in February 2018 as a result of a consulting agreement for investor relation services executed in February 2018. 50,000 and 150,000 shares of common stock were awarded under the agreement during the three and six months ended June 30, 2018, respectively. The shares were awarded based on a performance vesting condition that was met in February 2018 and a time-based vesting condition that was met in May 2018. The compensation expense related to the vested common shares was included in the total stock-based services expense referenced above. The expense was based on the fair value of the underlying common stock at point of vesting which was $2.52 per share for 100,000 shares that vested in the first quarter of 2018 and $2.30 per share for the remaining 50,000 shares that vested in the second quarter of 2018 on a non-marketable basis. The common stock fair value was according to a separate independent third-party valuation analysis since there was no active trading market for the Company’s common stock. The remaining 100,000 shares of the share commitment under the agreement will vest over a 180 day period in tranches of 50,000 shares every 90 days.

Additionally, the Company recorded stock-based services expense related to unissued stock options associated with a second consulting agreement whereby the number of option shares and pricing will not be set until the occurrence of the award date which is defined as the earlier to occur of a public offering, qualified financing, or December 31, 2018 (as amended from the originally stated June 30, 2018 date). The number of option shares under the agreement is based on a $3,000 monthly compensation amount divided by the fair value of the underlying common stock on the award date. The exercise price will also be set at the fair value of the underlying common stock on the award date. The liability associated with the unissued options was based on an option share equivalent estimate that reflects the portion of the award where performance vesting conditions have been met as of June 30, 2018 and was based on the fair value of the Company’s common stock on June 30, 2018 as the award date has not occurred. The common stock fair value on June 30, 2018 was $2.05 per share and was determined based on a separate independent third-party valuation analysis since there was no active trading market for the Company’s common stock.

The stock-based services expense associated with the unissued stock options was $4,510 and $6,947 during the three and six months ended June 30, 2018, respectively, and was based on the following weighted-average assumptions using the Black-Scholes option-pricing model:

As of June 30, 2018

Expected stock price volatility	50.0%
Expected life of options (years)	5
Expected dividend yield	0%
Risk free interest rate	2.73%

Upon the issuance of all of the unissued options associated with the stock-based award liabilities, the estimated number of shares available for future issuance as of June 30, 2018 would be reduced from 1,711,096 to 1,703,779 shares as a result of the remaining stock options to be issued upon vesting under the second consulting agreement. The 250,000 shares of common stock issuable under the February 2018 consulting agreement are not eligible for issuance under either the 2016 Plan or 2017 Plan because the 2016 Plan and 2017 Plan limit plan participants to individuals. See Note 12 - Stockholders’ Deficit for additional information.

NOTE 10 – Stock-Based Compensation

NeuroOne formally adopted an equity incentive plan (“the 2016 Plan”) on October 27, 2016 which was subsequently adopted by the Company upon completion of the Acquisition. In addition, the Company adopted a 2017 Equity Incentive Plan (the “2017 Plan”) on April 17, 2017. The 2016 and 2017 Plans provide for the issuance of restricted shares and stock options to employees, directors, and consultants of the Company. The Company reserved 2,292,265 shares of common stock (as adjusted for the exchange ratio in connection with the Acquisition) for issuance under the 2016 and 2017 Plans on a combined basis. The Company began granting stock options and restricted stock awards in the second quarter of 2017. During the year ended December 31, 2017, 365,716 stock options for shares of common stock were granted to directors and consultants at a weighted average exercise price of $0.035 per share. The stock options granted during the year ended December 31, 2017 had a weighted average grant date fair value of $0.014 per share with various vesting periods and expire in ten years from the date of grant. In addition, the Company issued 215,453 shares of restricted common stock at a grant date fair value of $0.034 with performance vesting conditions from the 2016 Plan during the year ended December 31, 2017. All performance vesting conditions for the restricted common stock were met and there were no unvested shares as of December 31, 2017. Compensation expense associated with restricted common stock shares was $7,220.

The following table summarizes the Company’s stock option plan activity for the years ended December 31, 2017 as follows:

			Weighted-
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (years)	Value(1)

Outstanding at December 31, 2016	—	$—	—	$—
Granted	365,716	$0.03	—	—
Exercised	—	$—	—	—
Forfeited/Cancelled	—	$—	—	—
Outstanding at December 31, 2017	365,716	$0.03	9.3	$908,920
Vested and exercisable at December 31, 2017	365,716	$0.03	9.3	$908,920
Vested and expected to vest at December 31, 2017	365,716	$0.03	9.3	$908,920

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of December 31, 2017 of $2.52 per share, respectively.

Stock-based compensation expense, including stock options and restricted stock, was included in general and administrative and research and development costs as follows in the accompanying consolidated statements of operations:

2017
General and administrative	$2,065
Research and development	74,729
Total stock-based compensation	$76,794

The weighted-average assumptions used in the Black-Scholes option-pricing model are as follows for the stock options granted during the year ended December 31, 2017:

2017

Expected stock price volatility	47.8%
Expected life of options (years)	5.0
Expected dividend yield	0%
Risk free interest rate	1.9%

During the year ended December 31, 2017, 365,716 stock options and 215,453 restricted stock awards vested, respectively. The weighted average grant date fair value per share of options and restricted stock awards vesting during the year ended December 31, 2017 was $0.014 and $0.034, respectively. No stock options were forfeited during the year ended December 31, 2017. As of December 31, 2017, 1,711,096 shares were available for future issuance on a combined basis under the 2016 and 2017 Plans.